Investments - Unrealized Loss Position Maturities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	$ 258.3	$ 76.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	7,115.7	3,950.6
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	252.4	72.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	7,114.4	3,941.2
Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		188.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		6,149.5
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		68.0	16.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		966.2	$ 402.7
Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		64.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		964.9
Maturing in Less than one Year [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		0.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		258.9
Maturing in Less than one Year [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		0.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		258.9
Maturing in Less than one Year [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		0.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		0.0
Maturing in One Through Five Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		26.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		1,920.7
Maturing in One Through Five Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		25.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		1,844.5
Maturing in One Through Five Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		1.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		76.2
Maturing After Five Years Through Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		76.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		1,763.3
Maturing After Five Years Through Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		60.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		1,394.5
Maturing After Five Years Through Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		15.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		368.8
Maturing in Greater Than Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		114.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		1,446.9
Maturing in Greater Than Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		69.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		987.2
Maturing in Greater Than Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		45.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		459.7
Residential Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		6.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		418.2
Residential Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		6.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		413.1
Residential Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		5.1
Commercial Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		9.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		585.8
Commercial Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		7.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		530.7
Commercial Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		1.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		55.1
Other Asset-Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		19.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		720.6
Other Asset-Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		19.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		720.6
Other Asset-Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		0.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		$ 0.0

[1]	At December 31, 2015 and 2014, debt and equity securities in an unrealized capital loss position of $68.0 million and $16.7 million, respectively, and with related fair value of $966.2 million and $402.7 million, respectively, related to experience-rated and discontinued products.